Investments in Associates (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in Associates [Abstract]
Opening balance	$ 13,437,778	$ 14,323,451
Share of associated companies' financial results	(6,393)	36,917
Investment properties fair value adjustment	(495,736)	(838,748)
Reversal of (provision for) contingent liabilities	126,025	(83,842)
Share of profit or loss from associates	(376,104)	(885,673)
Ending balance	$ 13,061,674	$ 13,437,778